Current expected credit losses (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Movement in allowance for credit losses and credit loss expense
The below table shows the classification of the credit loss expense within the Consolidated Statements of Operations.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Management contract credit/(expense)	1	(1)	1	(36)
Other financial items credit	—	—	—	2
Total	1	(1)	1	(34)